Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-15160
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	6282
Entity Address, Address Line One	Suite 100
Entity Address, Address Line Two	Brookfield Place, 181 Bay Street
Entity Address, Address Line Three	P.O. Box 762
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2T3
City Area Code	416
Local Phone Number	363-9491
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Registrant Name	BROOKFIELD CORPORATION
Entity Central Index Key	0001001085
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Subordinated Notes Due in 2080 | BFI
Document Information [Line Items]
Title of 12(b) Security	4.625% Subordinated Notes due October 16, 2080
Trading Symbol	BNH
Security Exchange Name	NYSE
Perpetual Preferred Shares | Brookfield Finance I (UK) PLC
Document Information [Line Items]
Title of 12(b) Security	4.50% Perpetual Subordinated Notes
Trading Symbol	BNJ
Security Exchange Name	NYSE
Senior Notes Due 2032 | Brookfield Finance I (UK) PLC
Document Information [Line Items]
Title of 12(b) Security	2.34% Senior Notes Due 2032
Trading Symbol	BN / 32
Security Exchange Name	NYSE
Class A Limited Voting Shares
Document Information [Line Items]
Title of 12(b) Security	Class A Limited Voting Shares
Trading Symbol	BN
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036-7703
Contact Personnel Name	Torys LLP
City Area Code	212
Local Phone Number	880-6000